Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax receivables	$ 17,671		$ 17,671		$ 24,342
Income taxes payable	19,160		19,160		$ 28,086
Income tax expense	9,309	$ 20,743	18,748	$ 31,089
Net discrete tax (gain) expense	$ (653)		$ 282
Effective tax rate	27.30%		30.00%
Estimated effective tax rate			29.60%